Other non-current liabilities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 20, 2020	Oct. 24, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2015
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payable term		30 days
Non-current trade payables	$ 851,000	$ 1,139,000			$ 0	[1]
Deferred tax liabilities	19,000	429,000	$ 809,000		691,000	[1]
Deferred tax liability (asset)	19,000	429,000			691,000		$ 52,000
License and services agreement estimated value exceeding				$ 35,000,000
License and services agreement upfront payment				18,000,000
License and services agreement estimated value quarterly payments				$ 1,800,000
Recognized revenues	9,155,000	2,285,000
Interest expenses on upfront payment	3,221,000	619,000
Net remaining contract liability	10,401,000	16,334,000
Current contract liabilities	9,642,000	5,085,000
Non-current contract liabilities	759,000	11,249,000
Contract liabilities	727,000	988,000			740,000			$ 1,940,000
Trade payables	15,701,000	8,834,000			9,412,000	[1]
Deferred revenue, non-current	54,000	323,000			808,000
Contract liabilities	753,000	727,000			973,000
Development services
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues	4,500,000
Net remaining contract liability	4,334,000
Current contract liabilities	2,750,000
Non-current contract liabilities	1,584,000
Other revenue	166,000
Contract liabilities	323,000
Supplier contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Total amount	6,500,000
Development services
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Other revenue		485,000
Contract liabilities	485,000				$ 485,000
5G New Product Development, Team Of Engineers
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Non-current trade payables	607,000
Trade payables	1,430,000
5G New Product Development
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Acquisitions of intangible assets		$ 1,916,000
Trade payable term		27 months
Non-current trade payables	244,000	$ 1,139,000
Trade payables	1,139,000
Convertible debts and venture debt - equity component
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred tax liability (asset)	$ 2,591,000	$ 1,818,000

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.